UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06336

Franklin Templeton International Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/16

Item 1. Schedule of Investments.

Franklin Templeton International Trust
Statement of Investments, July 31, 2016 (unaudited)
Franklin India Growth Fund	Shares	Value
Common Stocks (Cost $1,505,544) 2.0%
IT Services 2.0%
[a] Cognizant Technology Solutions Corp., A (United States)	40,000	$2,299,600
Management Investment Companies (Cost $67,422,688) 97.5%
Diversified Financial Services 97.5%
[a] FT (Mauritius) Offshore Investments Ltd. (India)	7,512,364	109,160,360
Total Investments (Cost $68,928,232) 99.5%		111,459,960
Other Assets, less Liabilities 0.5%		516,666
Net Assets 100.0%		$111,976,626

a Non-income producing.

Quarterly Statement of Investments | See Notes to Statement of Investments.

Franklin Templeton International Trust

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin India Growth Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

The Fund operates using a “master fund/feeder fund” structure and primarily invests indirectly in the securities of Indian companies through FT (Mauritius) Offshore Investments Limited (Portfolio), an entity registered with and regulated by the Mauritius Financial Services Commission, which shares the same investment objective as the Fund. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the Fund’s investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report, and should be read in conjunction with the Fund’s Statement of Investments. At July 31, 2016, the Fund owned 100% of the outstanding shares of the Portfolio.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Fund’s investment in the Portfolio shares is valued at the Portfolio’s NAV per share. Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Statement of Investments, which are included elsewhere in this report.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At July 31, 2016, the cost of investments and net unrealized appreciation (depreciation), including the holdings of the Portfolio, for income tax purposes were as follows:

Cost of investments	$78,217,610

Unrealized appreciation	$29,662,008
Unrealized depreciation	(2,210,396)
Net unrealized appreciation (depreciation)	$27,451,612

4. CONCENTRATION OF RISK

Investing in Indian equity securities through the Portfolio may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), differing legal standards and changing local and regional economic, political and social conditions, which may result in greater market volatility.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At July 31, 2016, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

FT (Mauritius) Offshore Investments Limited

Statement of Investments, July 31, 2016 (unaudited)
(Expressed in U.S. Dollars)
	Shares	Value
Common Stocks 94.7%
India 94.7%
Auto Components 2.2%
Bharat Forge Ltd.	146,000	$1,666,772
Bosch Ltd.	2,100	786,899
		2,453,671
Automobiles 7.2%
Mahindra & Mahindra Ltd.	75,000	1,650,382
Tata Motors Ltd.	398,972	3,011,968
Tata Motors Ltd., A	516,693	2,507,304
TVS Motor Co. Ltd.	146,221	640,012
		7,809,666
Banks 24.9%
Axis Bank Ltd.	372,336	3,050,803
HDFC Bank Ltd.	301,400	5,635,056
ICICI Bank Ltd.	397,000	1,565,844
IndusInd Bank Ltd.	261,863	4,618,697
Kotak Mahindra Bank Ltd.	387,000	4,432,893
State Bank of India	938,520	3,230,013
Yes Bank Ltd.	255,213	4,659,537
		27,192,843
Capital Markets 1.5%
Motilal Oswal Financial Services Ltd.	235,574	1,681,056
Chemicals 1.9%
Asian Paints Ltd.	118,012	1,972,591
Rallis India Ltd.	30,350	102,313
		2,074,904
Construction & Engineering 4.0%
Larsen & Toubro Ltd.	100,000	2,338,684
Voltas Ltd.	390,500	2,047,848
		4,386,532
Construction Materials 5.4%
Ramco Cements Ltd.	4,822	39,774
Shree Cement Ltd.	7,400	1,788,551
UltraTech Cement Ltd.	72,000	4,016,359
		5,844,684
Consumer Finance 2.4%
Mahindra & Mahindra Financial Services Ltd.	518,000	2,570,377
Diversified Financial Services 1.8%
Credit Analysis and Research Ltd.	123,000	1,956,412
Electrical Equipment 2.4%
Amara Raja Batteries Ltd.	144,430	2,030,536
Havell's India Ltd.	94,800	554,179
		2,584,715
Food Products 2.3%
Britannia Industries Ltd.	5,000	220,073
Nestle India Ltd.	21,000	2,264,727
		2,484,800
Hotels, Restaurants & Leisure 2.0%
[a] Indian Hotels Co. Ltd.	1,082,268	2,182,234
Household Durables 0.3%
[a] Crompton Greaves Consumer Electricals Ltd.	163,200	384,403
Household Products 4.0%
Hindustan Unilever Ltd.	319,619	4,423,742

Quarterly Statement of Investments | See Notes to Statement of Investments.

FT (Mauritius) Offshore Investments Limited
Statement of Investments, July 31, 2016 (unaudited) (continued)
(Expressed in U.S. Dollars)
IT Services 9.2%
HCL Technologies Ltd.	383,000	4,326,455
Infosys Ltd.	288,000	4,639,844
Tata Consultancy Services Ltd.	27,524	1,081,593
		10,047,892
Machinery 3.7%
Cummins India Ltd.	256,000	3,343,689
SKF India Ltd.	35,000	717,538
		4,061,227
Media 0.9%
Jagran Prakashan Ltd.	375,878	1,008,281
Multiline Retail 1.3%
Trent Ltd.	50,000	1,373,565
Oil, Gas & Consumable Fuels 3.0%
Bharat Petroleum Corp. Ltd.	367,696	3,269,298
Pharmaceuticals 9.6%
Cadila Healthcare Ltd.	423,241	2,329,715
Dr. Reddy's Laboratories Ltd.	61,000	2,686,315
Sun Pharmaceutical Industries Ltd.	437,000	5,441,275
		10,457,305
Textiles, Apparel & Luxury Goods 3.3%
[a] Aditya Birla Fashion and Retail Ltd.	613,568	1,332,903
Titan Co. Ltd.	364,778	2,306,165
		3,639,068
Transportation Infrastructure 0.4%
[a] Gujarat Pipavav Port Ltd.	167,992	434,629
Wireless Telecommunication Services 1.0%
Bharti Airtel Ltd.	193,000	1,048,318
Total Common Stocks (Cost $75,264,724)		103,369,622
Other Assets, less Liabilities 5.3%		5,790,738
Net Assets 100.0%		$109,160,360

a Non-income producing.

FT (Mauritius) Offshore Investments Limited

Notes to Statement of Investments (unaudited)

(Expressed in U.S. Dollars)

1. ORGANIZATION

FT (Mauritius) Offshore Investments Limited (Portfolio) is registered with and regulated by the Mauritius Financial Services Commission and is a disregarded entity for United States federal income tax purposes.

At July 31, 2016, Franklin India Growth Fund (Fund) owned 100% of the Portfolio.

2. FINANCIAL INSTRUMENT VALUATION

The Portfolio's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Portfolio calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Portfolio's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Portfolio to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

The Portfolio follows the Fund's procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Portfolio. As a result, differences may arise between the value of the Portfolio's securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Portfolio. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Portfolio's securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Portfolio for financial reporting purposes.

3. CONCENTRATION OF RISK

Investing in Indian equity securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), differing legal standards and changing local and regional economic, political and social conditions, which may result in greater market volatility.

4. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At July 31, 2016, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

5.	SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Portfolio's significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

      Finance and Administration

Date  September 26, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date  September 26, 2016